Net Operating Losses Carryforwards by Expiration Date (Detail) (JPY ¥) In Billions	Mar. 31, 2011
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 4,501
One year or less
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	519
More than One and within Two Years from Balance Sheet Date
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	2,691
More than Two and within Three Years from Balance Sheet Date
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	16
More than Three and within Four Years from Balance Sheet Date
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	6
More than Four and within Five Years from Balance Sheet Date
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	897
After five years
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 372